Touchstone Sands Capital Select Growth Fund Investment Strategy - Touchstone Sands Capital Select Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-adviser, Sands Capital Management, LLC (“Sands Capital”), believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 35 companies. As an integral part of the evaluation of a company, Sands Capital considers corporate governance, social, and environmental practices (collectively, “ESG”) when it believes such practices may be material to the long-term shareowner value creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG practices vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these practices is integrated into the investment decision-making process to the extent it believes they may affect the sustainability of a company’s value-creation potential. The Fund is non-diversified and invests a significant percentage of its assets in the securities of a single company or in the securities of a smaller number of companies than a diversified fund. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.